               [Transamerica Life Insurance Company Letterhead]



March 16, 2001



VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  PFL Variable Annuity Fund II
     File No. 811- 02411, CIK 0000078011
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PFL Variable Annuity Fund II, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the underlying management investment company Pilgrim Growth & Income Fund, Inc. This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on March 9, 2001, Pilgrim Growth & Income Fund, Inc. filed its annual report with the Commission via EDGAR (CIK:
000059146). To the extent necessary, that filing is incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company
(formerly PFL Life Insurance Company)

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division